GS Mortgage-Backed Securities Trust 2024-RPL4

Exhibit 99(3)(s)(5)

Grades Summary Report
		INITIAL CREDIT LOAN GRADES		INITIAL COMPLIANCE LOAN GRADES		INITIAL PROPERTY LOAN GRADES		INITIAL OVERALL LOAN GRADES		FINAL CREDIT LOAN GRADES		FINAL COMPLIANCE LOAN GRADES		FINAL PROPERTY LOAN GRADES		FINAL OVERALL LOAN GRADES
RECOVCO ID	LOAN ID	S&P	Others*	S&P	Others*	S&P	Others*	S&P	Others*	S&P	Others*	S&P	Others*	S&P	Others*	S&P	Others*
xxxxxxxx	XXXX	N/A	N/A	RB	B	N/A	N/A	RB	B	N/A	N/A	RB	B	N/A	N/A	RB	B
xxxxxxxx	XXXX	N/A	N/A	RA	A	N/A	N/A	RA	A	N/A	N/A	RA	A	N/A	N/A	RA	A
xxxxxxxx	XXXX	N/A	N/A	RA	A	N/A	N/A	RA	A	N/A	N/A	RA	A	N/A	N/A	RA	A
xxxxxxxx	XXXX	N/A	N/A	RB	B	N/A	N/A	RB	B	N/A	N/A	RB	B	N/A	N/A	RB	B
xxxxxxxx	XXXX	N/A	N/A	RA	A	N/A	N/A	RA	A	N/A	N/A	RA	A	N/A	N/A	RA	A
xxxxxxxx	XXXX	N/A	N/A	RA	A	N/A	N/A	RA	A	N/A	N/A	RA	A	N/A	N/A	RA	A
xxxxxxxx	XXXX	N/A	N/A	RB	B	N/A	N/A	RB	B	N/A	N/A	RB	B	N/A	N/A	RB	B
xxxxxxxx	XXXX	N/A	N/A	RB	B	N/A	N/A	RB	B	N/A	N/A	RB	B	N/A	N/A	RB	B
xxxxxxxx	XXXX	N/A	N/A	RA	A	N/A	N/A	RA	A	N/A	N/A	RA	A	N/A	N/A	RA	A